JPMorgan Global Allocation Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Global Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/GAONX; R3/GAOTX; R4/GAOFX; R5/GAORX; R6/GAOZX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to maximize long-term total return.